UNAUDITED CONDENSED CONSOLIDATED STOCKHOLDERS' DEFICIT - USD ($)	Total	Previously Reported [Member]	BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]	Legacy Bridger Series A Preferred Shares [Member]	Legacy Bridger Series B Preferred Shares [Member]	Legacy Bridger Series C Preferred Shares / Series A Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Other Comprehensive Income [Member] BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Beginning balance at Dec. 31, 2020			$ (62,880,992)							$ (62,378,864)		$ (502,128)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Liquidation preference on Legacy Bridger Series A Preferred Shares			(15,913,184)							(15,913,184)
Legacy Bridger Series C Preferred Shares adjustment to maximum redemption value			(15,913,184)
Unrealized gain (loss) on derivative instruments			527,610									527,610
Foreign currency translation adjustment			(776)									(776)
Net loss	$ (6,540,797)		(6,540,797)							(6,540,797)
Reclassification of realized gains on investments in marketable securities to earnings			0
Temporary equity, ending balance (in shares) at Dec. 31, 2021				10,500,000	60,000,000	0
Temporary equity, ending balance at Dec. 31, 2021				$ 1,050	$ 6,000	$ 0
Ending balance (in shares) at Dec. 31, 2021							39,081,744
Ending balance at Dec. 31, 2021	(84,815,189)		(84,808,139)				$ 3,908	$ 0	$ (84,843,803)	(84,832,845)	$ 24,706	24,706
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Liquidation preference on Legacy Bridger Series A Preferred Shares	(4,339,767)								(4,339,767)
Unrealized gain (loss) on derivative instruments	674,381										674,381
Stock based compensation attributable to Legacy Bridger holders prior to reverse recapitalization	2,558								2,558
Foreign currency translation adjustment	(287)										(287)
Net loss	(14,873,009)								(14,873,009)
Temporary equity, ending balance (in shares) at Mar. 31, 2022				10,500,000	60,000,000	0
Temporary equity, ending balance at Mar. 31, 2022				$ 1,050	$ 6,000	$ 0
Ending balance (in shares) at Mar. 31, 2022							39,081,744
Ending balance at Mar. 31, 2022	(103,351,313)						$ 3,908	0	(104,054,021)		698,800
Temporary equity, beginning balance (in shares) at Dec. 31, 2021				10,500,000	60,000,000	0
Temporary equity, beginning balance at Dec. 31, 2021				$ 1,050	$ 6,000	$ 0
Beginning balance (in shares) at Dec. 31, 2021							39,081,744
Beginning balance at Dec. 31, 2021	(84,815,189)		(84,808,139)				$ 3,908	0	(84,843,803)	(84,832,845)	24,706	24,706
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Legacy Bridger Series A Preferred Shares adjustment for redemption, extinguishment and revaluation	(85,663,336)
Legacy Bridger Series C Preferred Shares adjustment to maximum redemption value	(191,240,782)
Unrealized gain (loss) on derivative instruments	984,035
Foreign currency translation adjustment	(263)
Stock based compensation expense	4,780
Net loss	(19,435,884)		(19,435,884)
Unrealized (loss) gain on investments in marketable securities	0
Reclassification of realized gains on investments in marketable securities to earnings	0
Temporary equity, ending balance (in shares) at Jun. 30, 2022				10,500,000	60,000,000	0
Temporary equity, ending balance at Jun. 30, 2022				$ 1,050	$ 6,000	$ 0
Ending balance (in shares) at Jun. 30, 2022							39,081,744
Ending balance at Jun. 30, 2022	(380,159,589)	$ (380,166,639)	(380,159,589)				$ 3,908	0	(381,179,025)		1,008,478
Temporary equity, beginning balance (in shares) at Dec. 31, 2021				10,500,000	60,000,000	0
Temporary equity, beginning balance at Dec. 31, 2021				$ 1,050	$ 6,000	$ 0
Beginning balance (in shares) at Dec. 31, 2021							39,081,744
Beginning balance at Dec. 31, 2021	(84,815,189)		(84,808,139)				$ 3,908	0	(84,843,803)	(84,832,845)	24,706	24,706
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(25,058,398)		(25,058,398)
Ending balance at Sep. 30, 2022	(391,036,037)		(391,036,037)
Temporary equity, beginning balance (in shares) at Dec. 31, 2021				10,500,000	60,000,000	0
Temporary equity, beginning balance at Dec. 31, 2021				$ 1,050	$ 6,000	$ 0
Beginning balance (in shares) at Dec. 31, 2021							39,081,744
Beginning balance at Dec. 31, 2021	(84,815,189)		(84,808,139)				$ 3,908	0	(84,843,803)	(84,832,845)	24,706	24,706
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Series A Preferred shares adjustment for redemption, extinguishment and revaluation			(85,663,336)							(85,663,336)
Legacy Bridger Series C Preferred Shares adjustment to maximum redemption value			(85,663,336)
Unrealized gain (loss) on derivative instruments			1,381,653									1,381,653
Foreign currency translation adjustment			(413)									(413)
Stock based compensation expense	9,224		9,224							9,224
Net loss	(42,124,668)		(42,124,668)							(42,124,668)
Unrealized (loss) gain on investments in marketable securities			272,551									272,551
Reclassification of realized gains on investments in marketable securities to earnings			0
Preferred Stock adjustment to maximum redemption value	(202,688,810)		(202,688,810)							(202,688,810)
Temporary equity, ending balance (in shares) at Dec. 31, 2022				0	0	315,789
Temporary equity, ending balance at Dec. 31, 2022				$ 0	$ 0	$ 489,021,545
Ending balance (in shares) at Dec. 31, 2022							39,081,744
Ending balance at Dec. 31, 2022	(413,621,938)		(413,621,938)				$ 3,908	0	(415,304,343)	(415,300,435)	1,678,497	1,678,497
Temporary equity, beginning balance (in shares) at Mar. 31, 2022				10,500,000	60,000,000	0
Temporary equity, beginning balance at Mar. 31, 2022				$ 1,050	$ 6,000	$ 0
Beginning balance (in shares) at Mar. 31, 2022							39,081,744
Beginning balance at Mar. 31, 2022	(103,351,313)						$ 3,908	0	(104,054,021)		698,800
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Legacy Bridger Series A Preferred Shares adjustment for redemption, extinguishment and revaluation	(81,323,569)								(81,323,569)
Legacy Bridger Series C Preferred Shares adjustment to maximum redemption value	(191,240,782)								(191,240,782)
Unrealized gain (loss) on derivative instruments	309,654										309,654
Stock based compensation attributable to Legacy Bridger holders prior to reverse recapitalization	2,222								2,222
Foreign currency translation adjustment	24										24
Net loss	(4,562,875)								(4,562,875)
Unrealized (loss) gain on investments in marketable securities	0
Reclassification of realized gains on investments in marketable securities to earnings	0
Temporary equity, ending balance (in shares) at Jun. 30, 2022				10,500,000	60,000,000	0
Temporary equity, ending balance at Jun. 30, 2022				$ 1,050	$ 6,000	$ 0
Ending balance (in shares) at Jun. 30, 2022							39,081,744
Ending balance at Jun. 30, 2022	(380,159,589)	$ (380,166,639)	(380,159,589)				$ 3,908	0	(381,179,025)		1,008,478
Temporary equity, beginning balance (in shares) at Dec. 31, 2022				0	0	315,789
Temporary equity, beginning balance at Dec. 31, 2022				$ 0	$ 0	$ 489,021,545
Beginning balance (in shares) at Dec. 31, 2022							39,081,744
Beginning balance at Dec. 31, 2022	(413,621,938)		(413,621,938)				$ 3,908	0	(415,304,343)	(415,300,435)	1,678,497	1,678,497
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Unrealized gain (loss) on derivative instruments	(271,801)										(271,801)
Foreign currency translation adjustment	192										192
Net loss	(44,684,938)								(44,684,938)
Effect of the Closing	131,041,782					(156,362,597)	$ 684	52,084,522	78,956,576
Effect of the Closing (in shares)							4,687,546
Unrealized (loss) gain on investments in marketable securities	318,645										318,645
Reclassification of realized gains on investments in marketable securities to earnings	(173,152)										(173,152)
Preferred Stock adjustment to maximum redemption value	(4,274,439)					$ 4,274,439		(4,274,439)
Stock based compensation after reverse recapitalization (in shares)							2,400,354
Stock based compensation after reverse recapitalization	25,597,016						$ 240	25,596,776
Temporary equity, ending balance (in shares) at Mar. 31, 2023				0	0	315,789
Temporary equity, ending balance at Mar. 31, 2023				$ 0	$ 0	$ 336,933,387
Ending balance (in shares) at Mar. 31, 2023							46,169,644
Ending balance at Mar. 31, 2023	(306,068,633)						$ 4,832	73,406,859	(381,032,705)		1,552,381
Temporary equity, beginning balance (in shares) at Dec. 31, 2022				0	0	315,789
Temporary equity, beginning balance at Dec. 31, 2022				$ 0	$ 0	$ 489,021,545
Beginning balance (in shares) at Dec. 31, 2022							39,081,744
Beginning balance at Dec. 31, 2022	(413,621,938)		$ (413,621,938)				$ 3,908	0	(415,304,343)	$ (415,300,435)	1,678,497	$ 1,678,497
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Legacy Bridger Series A Preferred Shares adjustment for redemption, extinguishment and revaluation	0
Legacy Bridger Series C Preferred Shares adjustment to maximum redemption value	0
Unrealized gain (loss) on derivative instruments	(68,334)
Foreign currency translation adjustment	406
Stock based compensation expense	32,045,584
Net loss	(63,706,540)
Unrealized (loss) gain on investments in marketable securities	290,344
Reclassification of realized gains on investments in marketable securities to earnings	(381,342)
Temporary equity, ending balance (in shares) at Jun. 30, 2023				0	0	315,789
Temporary equity, ending balance at Jun. 30, 2023				$ 0	$ 0	$ 342,738,969
Ending balance (in shares) at Jun. 30, 2023							46,906,198
Ending balance at Jun. 30, 2023	(319,552,439)						$ 4,906	78,977,391	(400,054,307)		1,519,571
Temporary equity, beginning balance (in shares) at Mar. 31, 2023				0	0	315,789
Temporary equity, beginning balance at Mar. 31, 2023				$ 0	$ 0	$ 336,933,387
Beginning balance (in shares) at Mar. 31, 2023							46,169,644
Beginning balance at Mar. 31, 2023	(306,068,633)						$ 4,832	73,406,859	(381,032,705)		1,552,381
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Legacy Bridger Series A Preferred Shares adjustment for redemption, extinguishment and revaluation	0
Legacy Bridger Series C Preferred Shares adjustment to maximum redemption value	0
Unrealized gain (loss) on derivative instruments	203,467										203,467
Foreign currency translation adjustment	214										214
Net loss	(19,021,602)								(19,021,602)
Unrealized (loss) gain on investments in marketable securities	(28,301)										(28,301)
Reclassification of realized gains on investments in marketable securities to earnings	(208,190)										(208,190)
Preferred Stock adjustment to maximum redemption value	(5,805,582)					$ 5,805,582		(5,805,582)
Bonuses paid in Class A Common Stock (in shares)							736,554
Bonuses paid in Class A Common Stock	4,927,620						$ 74	4,927,546
Stock based compensation after reverse recapitalization	6,448,568							6,448,568
Temporary equity, ending balance (in shares) at Jun. 30, 2023				0	0	315,789
Temporary equity, ending balance at Jun. 30, 2023				$ 0	$ 0	$ 342,738,969
Ending balance (in shares) at Jun. 30, 2023							46,906,198
Ending balance at Jun. 30, 2023	$ (319,552,439)						$ 4,906	$ 78,977,391	$ (400,054,307)		$ 1,519,571